Accounting policies and determination criteria (Details 2)	12 Months Ended
Dec. 31, 2024
Accounting Policies And Determination Criteria
Buildings for own use	4.00%
Furniture	10.00%
Fixtures	10.00%
Office and IT equipment	20.00%
Improvements on third-party properties	4% or until the contract’s expiration date